WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding at beginning of period (in shares)	10,216,597	8,513,984	8,715,289
Number of shares, Granted (in shares)	11,467,847	4,376,228	314,366
Number of shares, Exercised (in shares)	0	(1,325,670)	(515,671)
Number of shares, Forfeited (in shares)	(1,786,516)	(1,347,945)	0
Number of shares, Outstanding at ending of period (in shares)	19,897,928	10,216,597	8,513,984
Number of shares, Exercisable at end of period (in shares)	19,897,928	10,216,597
Weighted-average exercise price, Outstanding at beginning of period (in dollars per share)	$ 2.56	$ 2.47	$ 2.39
Weighted-average exercise price, Granted (in dollars per share)	$ 0.95	$ 1.97	$ 2.97
Weighted-average exercise price, Exercised (in dollars per share)	$ 0	$ 1.06	$ 1.52
Weighted-average exercise price, Forfeited (in dollars per share)	$ 2.85	$ 1.52	$ 0
Weighted-average exercise price, Outstanding at end of period (in dollars per share)	$ 1.61	$ 2.56	$ 2.47
Weighted-average exercise price, Exercisable at end of period (in dollars per share)	$ 1.61	$ 2.56
Weighted-average remaining contractual term, Outstanding	2 years 1 month 6 days	2 years 10 months 24 days
Weighted-average remaining contractual term, Exercisable	2 years 1 month 6 days	2 years 10 months 24 days
Aggregate intrinsic value, Outstanding (in dollars)	$ 17,000	$ 48,000
Aggregate intrinsic value, Exercisable (in dollars)	$ 17,000	$ 48,000